N-6	Dec. 31, 2025 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Massachusetts Mutual Variable Life Separate Account I
Entity Central Index Key	0000836249
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 4. Fee Table [Text Block]

For Policies Issued After July 24, 2026

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please refer to your policy’s specifications pages for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the policy, surrender the policy, take Account Value out of the policy, or exercise certain rider options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Expense Charge(1)	When you pay premium.	Maximum:	All Coverage Years 4.00% of each premium payment up to and including the Premium Expense Factor, and 4.00% of any premium payment in excess of the Premium Expense Factor.
		Current:	4.00% of each premium payment up to and including the Premium Expense Factor, and 4.00% of any premium payment in excess of the Premium Expense Factor.
Surrender Charges(2)(3)(4) Surrender charges apply for the first three to five Policy Years (depending on Insured’s issue age) and the first three to five years following an increase in Face Amount (depending on Insured’s age at time of Face Amount increase).	Upon surrender, at the time of an elected decrease in Face Amount, or policy lapse.		First Coverage Year
		Maximum:	$3.85–$42.64 per $1,000 of Face Amount
		Current:	$3.85–$42.64 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(3)(4)(5)	$14.73 per $1,000 of Face Amount
Accelerated Death Benefit for Terminal Illness Rider(6)	When you elect an accelerated death benefit payment	Maximum: Current:	$250 $100–$250
Overloan Protection Rider(7)	Once, when you elect to exercise the rider	Maximum: Minimum: Representative Insured: Age 80	3.20% of Account Value(7) 1.00% of Account Value(7) 3.20% of Account Value
(1)	The Premium Expense Factor referenced in the table is used to determine premium expense charges. For the Initial Face Amount, the Premium Expense Factor is based on the issue age, gender, and risk classification of the Insured. For each increase in the Face Amount, the Premium Expense Factor is based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase. The Premium Expense Factor is shown in the policy; it will be quoted upon request before the policy is issued.

Examples of Premium Expense Factors are shown in the following table. An example of how the factor is used to determine your premium expense charge is located under “Premium Expense Charge” in the “Transaction Fees” sub-section of the “Charges and Deductions” section in the statutory prospectus.

Premium Expense Factors Per $1,000 of Face Amount and Applicable Premium Expense Charges (Assumptions: Non-Tobacco Risk Classifications, Premium Payments of $20 Per $1,000 of Face Amount)
	Male		Female
Charge	Age 35	Age 55	Age 35	Age 55
Premium Expense Factor Per $1,000 of Face Amount	9.56	25.70	7.84	20.70
A: Current and Maximum Premium Expense Charge for premiums up to and including Premium Expense Factor (4%)	$0.38	$0.80	$0.31	$0.80
B: Current and Maximum Premium Expense Charge For Premiums Exceeding Premium Expense Factor (4%)	$0.42	$0.00	$0.49	$0.00
Current and Maximum Premium Expense Charge for the entire $20 premium (A+B)	$0.80	$0.80	$0.80	$0.80
(2)	For the Initial Face Amount, the rates vary by the Insured’s gender, issue age, risk classification, and year of coverage. For each increase in the Face Amount, the rates are based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase and the year of coverage. The surrender charge is shown in the policy’s specifications pages. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the surrender charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.
(3)	Under certain circumstances, the surrender charge may not apply when exchanging this policy for a qualifying non-variable life insurance policy made available by us or one of our insurance affiliates. For additional information, please see “Adjustment to Surrender Charges Endorsement (for internal replacements)” in the Additional Benefits table and “Right to Exchange or Convert” in the “Other Benefits Available Under the Policy” section.
(4)	In New York, surrender charges apply for the first three to five Policy Years (depending on Insured’s issue age), and the first three to five years following an increase in Face Amount (depending on Insured’s age at time of Face Amount increase). They will equal the first year’s surrender charge multiplied by the applicable annual percentage listed in the following table. These percentages vary by issue age.

Coverage Year	%
1	100%
2	50–100%
3	6–100%
4	0–72%
5	0–27%
(5)	The rates shown for the “representative insured” are first year rates only.
(6)	The fee we deduct may vary by state, but will not exceed $250.
(7)	The charge is assessed once at the time the Overloan Protection Rider is exercised. The applicable percentage of Account Value varies by Attained Age beginning at 75.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, other than Fund fees and expenses.

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Insurance Charge(1)	Monthly, on the policy’s Monthly Charge Date	Maximum: Minimum:	$83.33 per $1,000 of Insurance Risk $0.01 per $1,000 of Insurance Risk
		Current:	$0.01–$79.58 per $1,000 of Insurance Risk
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(1)(2)	$0.07 per $1,000 of Insurance Risk
Substandard Risk Charge(3)	Monthly, on the policy’s Monthly Charge Date	Maximum: Current:	$83.33 per $1,000 of Insurance Risk $0.0025–$83.33 per $1,000 of Insurance Risk
Administrative Charge	Monthly, on the policy’s Monthly Charge Date	Maximum: Current:	$10 per policy $10 per policy
Asset Charge	Daily	Maximum:	1.25% of the policy’s average daily net assets in the Separate Account
		Current:	0.10% of the policy’s average daily net assets in the Separate Account
Face Amount Charge(4)	Monthly, on the policy’s Monthly Charge Date	Maximum: Current:	$1.59 per $1,000 of Face Amount $0.00–$1.59 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(4)	$0.36 per $1,000 of Face Amount
Loan Interest Rate Expense Charge(5)	Daily, if there is Policy Debt.	Maximum:	1.00% annually as a percentage of loaned amount
		Current:
		Policy Years 1–10:	0.65% annually as a percentage of loaned amount
		Policy Years 11+:	0%

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Optional Benefit Charges:
Disability Benefit Rider(6)(7)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00–$0.28 per $1 of Monthly Deduction(8) plus $0.00–$0.04 per $1 of Specified Benefit Amount
		Current:	$0.00–$0.28 per $1 of Monthly Deduction(8) plus $0.00–$0.04 per $1 of Specified Benefit Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(6)(7)	$0.06 per $1 of Monthly Deduction(8) plus $0.02 per $1 of Specified Benefit Amount
Guaranteed Insurability Rider(9)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.03–$0.11 per $1,000 of Option Amount
		Current:	$0.03–$0.11 per $1,000 of Option Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(9)	$0.11 per $1,000 of Option Amount
Waiver of Monthly Charges Rider(6)(7)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00–$0.28 per $1 of Monthly Deduction(8)
		Current:	$0.00–$0.28 per $1 of Monthly Deduction(8)
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(6)(7)	$0.06 per $1 of Monthly Deduction(8)
Waiver of Specified Premium Rider(6)(7)	Monthly, on the policy’s Monthly Charge Date	Maximum:	The Greater of $0.00–$0.28 per $1 of Monthly Deduction(8) or $0.00–$0.04 per $1 of Specified Monthly Premium Amount
		Current:	The Greater of $0.00–$0.28 per $1 of Monthly Deduction(8) or $0.00–$0.04 per $1 of Specified Monthly Premium Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(6)(7)	The Greater of $0.06 per $1 of Monthly Deduction(8) or $0.02 per $1 of Specified Monthly Premium Amount

(1)	The rates vary by a number of factors including, but not limited to, the Insured’s gender, issue age, risk classification, and year of coverage. The rates may not be representative of the charge that a particular Owner will pay. If you would like information on the insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

The insurance charge rates reflected in this table are for standard risks. The maximum insurance charge rates are based on the 2017 Commissioners’ Standard Ordinary Ultimate, Sex-Distinct, Smoker-Distinct, Age Nearest Birthday Mortality (2017 CSO) Tables. Insurance Risk is a liability of the insurance company and is equal to the difference between the death benefit and the Account Value.

(2)	The rates shown for the “representative insured” are first year rates only.
(3)	Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history (i.e., substandard risks). These fees can be in the form of higher rates known as table ratings and/or flat extra charges. Table ratings and flat extra charges are components in the calculation of the insurance charges for the base policy and any applicable monthly rider insurance charges. Substandard risk charges only apply if certain factors result in an Insured having a substandard rating and will be shown in the policy’s specifications pages. Note that the insurance charges, including any table ratings and/or flat extra charges, will not exceed $83.33 per $1,000 of Insurance Risk. For additional information, refer to the “Monthly Charges Against the Account Value” sub-section of the “Charges and Deductions” section of this prospectus.
(4)	The face amount charge is set at issue for the Initial Face Amount and, for each increase, on the effective date of the increase. The charges will vary by the issue age, gender, and risk classification of the Insured for the Initial Face Amount and, for increases, by the Insured’s Attained Age, gender, and risk classification on the effective date of the increase. The range of face amount charges reflected for coverage years 1–20 simply accounts for the range of issue ages for all potential Insureds. Please see the full range of rates per $1,000 of Face Amount in the table below. The rates shown are for standard risks.

Coverage Year	Maximum Rate	Current Rates
1–2	$1.59	$0.23–$1.59
3–5	$1.29	$0.14–$1.29
6–9	$1.02	$0.14–$1.02
10–20	$1.02	$0.00
21+	$0.00	$0.00
(5)	We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate charged and the interest credited on loaned amounts. During the first ten Policy Years, the current Loan Interest Rate Expense Charge is 0.65% of the loaned amount and 0.00% of the loaned amount in subsequent Policy Years. The maximum Loan Interest Rate Expense Charge is 1.00% for all Policy Years.
(6)	The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.
(7)	For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.
(8)	The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge; (b) face amount charge; (c) insurance charge; and (d) any applicable rider charges.
(9)	The rates shown are for standard risks and vary by the Insured’s gender and issue age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

All of the monthly charges listed in the tables above are deducted proportionately from the then current Account Values in the Separate Account and the GPA (unless you direct us to deduct monthly charges from one Separate Account Division or from the GPA). The asset charge is deducted from the assets of the Separate Account only.

The next table shows the minimum and maximum total operating expenses charged by any of the Funds in which your Separate Account Divisions invest that you may pay periodically during the time that you own the policy. A complete list of Funds in which the Separate Account Divisions invest, including their annual expenses, may be found at the back of this document in Appendix A. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.(1)

Annual Fund Operating Expenses	Minimum	Maximum
(expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.11%	1.21%

(1)	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

Policies Issued After July 24, 2026 [Member]
Item 2. Key Information [Line Items]
Transaction Expenses [Table Text Block]
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Expense Charge(1)	When you pay premium.	Maximum:	All Coverage Years 4.00% of each premium payment up to and including the Premium Expense Factor, and 4.00% of any premium payment in excess of the Premium Expense Factor.
		Current:	4.00% of each premium payment up to and including the Premium Expense Factor, and 4.00% of any premium payment in excess of the Premium Expense Factor.
Surrender Charges(2)(3)(4) Surrender charges apply for the first three to five Policy Years (depending on Insured’s issue age) and the first three to five years following an increase in Face Amount (depending on Insured’s age at time of Face Amount increase).	Upon surrender, at the time of an elected decrease in Face Amount, or policy lapse.		First Coverage Year
		Maximum:	$3.85–$42.64 per $1,000 of Face Amount
		Current:	$3.85–$42.64 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(3)(4)(5)	$14.73 per $1,000 of Face Amount
Accelerated Death Benefit for Terminal Illness Rider(6)	When you elect an accelerated death benefit payment	Maximum: Current:	$250 $100–$250
Overloan Protection Rider(7)	Once, when you elect to exercise the rider	Maximum: Minimum: Representative Insured: Age 80	3.20% of Account Value(7) 1.00% of Account Value(7) 3.20% of Account Value

Premium Taxes, Description [Text Block]	Premium Expense Charge
Premium Taxes, When Deducted [Text Block]	When you pay premium.
Premium Taxes (of Premium Payments), Maximum [Percent]	4.00%
Premium Taxes (of Premium Payments), Current [Percent]	4.00%
Premium Taxes (of Other Amount), Maximum [Percent]	4.00%
Premium Taxes (of Other Amount), Current [Percent]	4.00%
Premium Taxes, Footnotes [Text Block]	The Premium Expense Factor referenced in the table is used to determine premium expense charges. For the Initial Face Amount, the Premium Expense Factor is based on the issue age, gender, and risk classification of the Insured. For each increase in the Face Amount, the Premium Expense Factor is based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase. The Premium Expense Factor is shown in the policy; it will be quoted upon request before the policy is issued.

Examples of Premium Expense Factors are shown in the following table. An example of how the factor is used to determine your premium expense charge is located under “Premium Expense Charge” in the “Transaction Fees” sub-section of the “Charges and Deductions” section in the statutory prospectus.

Premium Expense Factors Per $1,000 of Face Amount and Applicable Premium Expense Charges (Assumptions: Non-Tobacco Risk Classifications, Premium Payments of $20 Per $1,000 of Face Amount)
	Male		Female
Charge	Age 35	Age 55	Age 35	Age 55
Premium Expense Factor Per $1,000 of Face Amount	9.56	25.70	7.84	20.70
A: Current and Maximum Premium Expense Charge for premiums up to and including Premium Expense Factor (4%)	$0.38	$0.80	$0.31	$0.80
B: Current and Maximum Premium Expense Charge For Premiums Exceeding Premium Expense Factor (4%)	$0.42	$0.00	$0.49	$0.00
Current and Maximum Premium Expense Charge for the entire $20 premium (A+B)	$0.80	$0.80	$0.80	$0.80

Deferred Sales Charge, Description [Text Block]	Surrender Charges
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender, at the time of an elected decrease in Face Amount, or policy lapse.
Deferred Sales Load, Maximum [Dollars]	$ 42.64
Deferred Sales Load, Current [Dollars]	$ 42.64
Deferred Sales Load, Footnotes [Text Block]	For the Initial Face Amount, the rates vary by the Insured’s gender, issue age, risk classification, and year of coverage. For each increase in the Face Amount, the rates are based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase and the year of coverage. The surrender charge is shown in the policy’s specifications pages. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the surrender charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.
(3)	Under certain circumstances, the surrender charge may not apply when exchanging this policy for a qualifying non-variable life insurance policy made available by us or one of our insurance affiliates. For additional information, please see “Adjustment to Surrender Charges Endorsement (for internal replacements)” in the Additional Benefits table and “Right to Exchange or Convert” in the “Other Benefits Available Under the Policy” section.
(4)	In New York, surrender charges apply for the first three to five Policy Years (depending on Insured’s issue age), and the first three to five years following an increase in Face Amount (depending on Insured’s age at time of Face Amount increase). They will equal the first year’s surrender charge multiplied by the applicable annual percentage listed in the following table. These percentages vary by issue age.
Coverage Year	%
1	100%
2	50–100%
3	6–100%
4	0–72%
5	0–27%
(5)	The rates shown for the “representative insured” are first year rates only.

Other Transaction Fee, Footnotes [Text Block]	The fee we deduct may vary by state, but will not exceed $250.The charge is assessed once at the time the Overloan Protection Rider is exercised. The applicable percentage of Account Value varies by Attained Age beginning at 75.
Periodic Charges [Table Text Block]
Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Insurance Charge(1)	Monthly, on the policy’s Monthly Charge Date	Maximum: Minimum:	$83.33 per $1,000 of Insurance Risk $0.01 per $1,000 of Insurance Risk
		Current:	$0.01–$79.58 per $1,000 of Insurance Risk
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(1)(2)	$0.07 per $1,000 of Insurance Risk
Substandard Risk Charge(3)	Monthly, on the policy’s Monthly Charge Date	Maximum: Current:	$83.33 per $1,000 of Insurance Risk $0.0025–$83.33 per $1,000 of Insurance Risk
Administrative Charge	Monthly, on the policy’s Monthly Charge Date	Maximum: Current:	$10 per policy $10 per policy
Asset Charge	Daily	Maximum:	1.25% of the policy’s average daily net assets in the Separate Account
		Current:	0.10% of the policy’s average daily net assets in the Separate Account
Face Amount Charge(4)	Monthly, on the policy’s Monthly Charge Date	Maximum: Current:	$1.59 per $1,000 of Face Amount $0.00–$1.59 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(4)	$0.36 per $1,000 of Face Amount
Loan Interest Rate Expense Charge(5)	Daily, if there is Policy Debt.	Maximum:	1.00% annually as a percentage of loaned amount
		Current:
		Policy Years 1–10:	0.65% annually as a percentage of loaned amount
		Policy Years 11+:	0%
Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Optional Benefit Charges:
Disability Benefit Rider(6)(7)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00–$0.28 per $1 of Monthly Deduction(8) plus $0.00–$0.04 per $1 of Specified Benefit Amount
		Current:	$0.00–$0.28 per $1 of Monthly Deduction(8) plus $0.00–$0.04 per $1 of Specified Benefit Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(6)(7)	$0.06 per $1 of Monthly Deduction(8) plus $0.02 per $1 of Specified Benefit Amount
Guaranteed Insurability Rider(9)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.03–$0.11 per $1,000 of Option Amount
		Current:	$0.03–$0.11 per $1,000 of Option Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(9)	$0.11 per $1,000 of Option Amount
Waiver of Monthly Charges Rider(6)(7)	Monthly, on the policy’s Monthly Charge Date	Maximum:	$0.00–$0.28 per $1 of Monthly Deduction(8)
		Current:	$0.00–$0.28 per $1 of Monthly Deduction(8)
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(6)(7)	$0.06 per $1 of Monthly Deduction(8)
Waiver of Specified Premium Rider(6)(7)	Monthly, on the policy’s Monthly Charge Date	Maximum:	The Greater of $0.00–$0.28 per $1 of Monthly Deduction(8) or $0.00–$0.04 per $1 of Specified Monthly Premium Amount
		Current:	The Greater of $0.00–$0.28 per $1 of Monthly Deduction(8) or $0.00–$0.04 per $1 of Specified Monthly Premium Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(6)(7)	The Greater of $0.06 per $1 of Monthly Deduction(8) or $0.02 per $1 of Specified Monthly Premium Amount

Insurance Cost, Description [Text Block]	Insurance Charge
Insurance Cost, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Insurance Cost, Representative Investor [Text Block]	Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(1)(2) $0.07 per $1,000 of Insurance Risk
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Current [Dollars]	79.58
Insurance Cost, Minimum [Dollars]	$ 0.01
Insurance Cost, Footnotes [Text Block]	The rates vary by a number of factors including, but not limited to, the Insured’s gender, issue age, risk classification, and year of coverage. The rates may not be representative of the charge that a particular Owner will pay. If you would like information on the insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

The insurance charge rates reflected in this table are for standard risks. The maximum insurance charge rates are based on the 2017 Commissioners’ Standard Ordinary Ultimate, Sex-Distinct, Smoker-Distinct, Age Nearest Birthday Mortality (2017 CSO) Tables. Insurance Risk is a liability of the insurance company and is equal to the difference between the death benefit and the Account Value.

The rates shown for the “representative insured” are first year rates only.
Mortality Risk Fees, Description [Text Block]	Substandard Risk Charge
Mortality Risk Fees, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Mortality Risk Fees, Maximum [Dollars]	$ 83.33
Mortality Risk Fees, Current [Dollars]	$ 83.33
Mortality And Expense Risk Fees, Footnotes [Text Block]	Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history (i.e., substandard risks). These fees can be in the form of higher rates known as table ratings and/or flat extra charges. Table ratings and flat extra charges are components in the calculation of the insurance charges for the base policy and any applicable monthly rider insurance charges. Substandard risk charges only apply if certain factors result in an Insured having a substandard rating and will be shown in the policy’s specifications pages. Note that the insurance charges, including any table ratings and/or flat extra charges, will not exceed $83.33 per $1,000 of Insurance Risk. For additional information, refer to the “Monthly Charges Against the Account Value” sub-section of the “Charges and Deductions” section of this prospectus.
Administrative Expenses, Description [Text Block]	Administrative Charge
Administrative Expenses, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Administrative Expense, Maximum [Dollars]	$ 10
Administrative Expense, Current [Dollars]	$ 10
Optional Benefit Expense, Footnotes [Text Block]	The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.
(7)	For substandard risks, the rates may be increased by a multiple of 1 or 2 times the standard rates shown.
(8)	The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge; (b) face amount charge; (c) insurance charge; and (d) any applicable rider charges.
(9)	The rates shown are for standard risks and vary by the Insured’s gender and issue age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

Other Annual Expense, Footnotes [Text Block]	The face amount charge is set at issue for the Initial Face Amount and, for each increase, on the effective date of the increase. The charges will vary by the issue age, gender, and risk classification of the Insured for the Initial Face Amount and, for increases, by the Insured’s Attained Age, gender, and risk classification on the effective date of the increase. The range of face amount charges reflected for coverage years 1–20 simply accounts for the range of issue ages for all potential Insureds. Please see the full range of rates per $1,000 of Face Amount in the table below. The rates shown are for standard risks.
Coverage Year	Maximum Rate	Current Rates
1–2	$1.59	$0.23–$1.59
3–5	$1.29	$0.14–$1.29
6–9	$1.02	$0.14–$1.02
10–20	$1.02	$0.00
21+	$0.00	$0.00
(5)	We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate charged and the interest credited on loaned amounts. During the first ten Policy Years, the current Loan Interest Rate Expense Charge is 0.65% of the loaned amount and 0.00% of the loaned amount in subsequent Policy Years. The maximum Loan Interest Rate Expense Charge is 1.00% for all Policy Years.

Annual Portfolio Company Expenses [Table Text Block]
Annual Fund Operating Expenses	Minimum	Maximum
(expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.11%	1.21%

Portfolio Company Expenses [Text Block]	(expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.11%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.21%
Portfolio Company Expenses, Footnotes [Text Block]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.
Policies Issued After July 24, 2026 [Member] | Accelerated Death Benefit for Terminal Illness Rider [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Other Transaction Fee, When Deducted [Text Block]	When you elect an accelerated death benefit payment
Other Transaction Fee, Maximum [Dollars]	$ 250
Other Transaction Fee, Current [Dollars]	$ 250
Policies Issued After July 24, 2026 [Member] | Asset Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Asset Charge
Other Annual Expense, When Deducted [Text Block]	Daily
Other Annual Expense (of Average Account Value), Maximum [Percent]	1.25%
Other Annual Expense (of Average Account Value), Current [Percent]	0.10%
Policies Issued After July 24, 2026 [Member] | Disability Benefit Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Disability Benefit Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(6)(7) $0.06 per $1 of Monthly Deduction(8) plus $0.02 per $1 of Specified Benefit Amount
Optional Benefit Expense, Maximum [Dollars]	$ 0.28
Optional Benefit Expense, Current [Dollars]	$ 0.28
Policies Issued After July 24, 2026 [Member] | Face Amount Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Face Amount Charge
Other Annual Expense, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Other Annual Expense, Representative [Text Block]	Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(4) $0.36 per $1,000 of Face Amount
Other Annual Expense, Maximum [Dollars]	$ 1.59
Other Annual Expense, Current [Dollars]	$ 1.59
Policies Issued After July 24, 2026 [Member] | Guaranteed Insurability Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Guaranteed Insurability Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(9) $0.11 per $1,000 of Option Amount
Optional Benefit Expense, Maximum [Dollars]	$ 0.11
Optional Benefit Expense, Current [Dollars]	$ 0.11
Policies Issued After July 24, 2026 [Member] | Loan Interest Rate Expense Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Loan Interest Rate Expense Charge
Other Annual Expense, When Deducted [Text Block]	Daily, if there is Policy Debt.
Other Annual Expense (of Average Account Value), Maximum [Percent]	1.00%
Other Annual Expense (of Average Account Value), Current [Percent]	0.65%
Policies Issued After July 24, 2026 [Member] | Overloan Protection Rider [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Overloan Protection Rider
Other Transaction Fee, When Deducted [Text Block]	Once, when you elect to exercise the rider
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.20%
Other Transaction Fee (of Other Amount), Minimum [Percent]	1.00%
Policies Issued After July 24, 2026 [Member] | Waiver of Monthly Charges Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Charges Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(6)(7) $0.06 per $1 of Monthly Deduction
Optional Benefit Expense, Maximum [Dollars]	$ 0.28
Optional Benefit Expense, Current [Dollars]	$ 0.28
Policies Issued After July 24, 2026 [Member] | Waiver of Specified Premium Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Waiver of Specified Premium Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Charge Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(6)(7) The Greater of $0.06 per $1 of Monthly Deduction(8) or $0.02 per $1 of Specified Monthly Premium Amount
Optional Benefit Expense, Maximum [Dollars]	$ 0.28
Optional Benefit Expense, Current [Dollars]	$ 0.28